UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21791

Global Income & Currency Fund Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: 12/31

Date of reporting period: 3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Global Income & Currency Fund Inc. (GCF)

March 31, 2011

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Short-Term Investments – 100.8%

		Sovereign Debt – 49.1%
		Malaysia – 11.1%

30,000	MYR	Bank Negara Malaysia Monetary Note	0.000%	4/05/11	A	$9,905,076
		Poland – 12.9%

33,000	PLN	Republic of Poland	0.000%	7/25/11	A	11,472,137
		South Africa – 12.6%

74,000	ZAR	Republic of South Africa	13.000%	8/31/11	A3	11,230,892
		Turkey – 12.5%

17,550	TRY	Republic of Turkey, Government Bond	0.000%	8/03/11	N/R	11,062,610
		Total Sovereign Debt				43,670,715
		U.S. Government and Agency Obligations – 48.3%

$1,017		Federal Home Loan Banks, Discount Notes	0.000%	4/28/11	AAA	1,016,985

3,300		Federal Home Loan Banks, Discount Notes	0.000%	5/27/11	AAA	3,299,743

5,000		Federal Home Loan Banks, Discount Notes	0.000%	6/15/11	AAA	4,999,065

7,430		Federal Home Loan Banks, Discount Notes	0.000%	8/17/11	AAA	7,426,300

6,000		Federal Home Loan Mortgage Corporation, Notes	0.000%	5/16/11	N/R	5,999,628

4,500		Federal Home Loan Mortgage Corporation, Notes	0.000%	9/26/11	N/R	4,496,445

2,000		Federal National Mortgage Association	0.000%	9/14/11	AAA	1,998,526

2,000		Federal National Mortgage Association	0.000%	4/01/11	AAA	2,000,000

5,000		U.S. Treasury Bills	0.000%	7/28/11	N/R	4,998,245

1,740		U.S. Treasury Notes	1.125%	6/30/11	AAA	1,744,282

5,000		U.S. Treasury Notes, (4)	1.750%	11/15/11	AAA	5,047,654
42,987		Total U.S. Government and Agency Obligations				43,026,873
		Investment Companies – 3.4%

3,045		AIM Short Term Investment Trust Prime Portfolio	0.000%	N/A	N/R	3,044,520
		Total Short-Term Investments (cost $88,192,625)				89,742,108
		Total Investments (cost $88,192,625) – 100.8%				89,742,108
		Other Assets Less Liabilities – (0.8)% (5)				(703,134)
		Net Assets – 100%				$89,038,974

Investments in Derivatives

Put Options Purchased outstanding at March 31, 2011:

Type	Counterparty	Put Notional Amount	Call Notional Amount (6)	Expiration Date	Strike Price	Value
Currency Option	Morgan Stanley	15,000,000 USD	23,250,000 TRY	5/23/11	1.550 TRY	$193,800
	Total Put Options Purchased (cost $122,250)					$193,800

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Global Income & Currency Fund Inc. (GCF) (continued)

March 31, 2011

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2011:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Morgan Stanley	Brazilian Real	19,356,000	U.S. Dollar	11,646,209	4/04/11	$(209,363)
Deutsche Bank	Danish Krone	14,300,000	U.S. Dollar	2,696,892	5/31/11	(18,444)
HSBC	Euro Currency	8,250,000	U.S. Dollar	11,158,538	4/18/11	(530,315)
Bank of America	Japanese Yen	920,000,000	U.S. Dollar	11,341,083	5/31/11	277,057
Deutsche Bank	Malaysian Ringgit	29,683,586	U.S. Dollar	9,418,128	4/07/11	(384,177)
Bank of America	Philippine Peso	130,000,000	U.S. Dollar	2,993,323	7/01/11	(3,891)
Deutsche Bank	Pound Sterling	4,500,000	U.S. Dollar	7,213,590	4/18/11	(4,193)
Morgan Stanley	Pound Sterling	2,500,000	U.S. Dollar	4,036,000	4/18/11	26,120
Bank of America	South African Rand	42,000,000	U.S. Dollar	5,846,569	4/15/11	(352,147)
Bank of America	South African Rand	42,000,000	U.S. Dollar	6,040,037	5/09/11	(137,440)
Bank of America	Swiss Franc	11,700,000	U.S. Dollar	12,642,635	5/10/11	(98,413)
Morgan Stanley	Turkish Lira	4,800,000	U.S. Dollar	2,988,978	4/07/11	(116,627)
Bank of America	U.S. Dollar	11,433,825	Australian Dollar	11,250,000	5/31/11	120,947
Morgan Stanley	U.S. Dollar	11,506,212	Brazilian Real	19,356,900	4/04/11	349,912
Morgan Stanley	U.S. Dollar	11,582,097	Brazilian Real	19,356,000	5/03/11	208,204
Deutsche Bank	U.S. Dollar	5,141,388	Chilean Peso	2,500,000,000	5/18/11	70,186
Bank of America	U.S. Dollar	4,611,331	Malaysian Ringgit	14,000,000	7/01/11	8,863
Bank of America	U.S. Dollar	11,777,835	Mexican Peso	143,000,000	4/15/11	232,176
Morgan Stanley	U.S. Dollar	5,696,446	New Zealand Dollar	7,400,000	4/11/11	(52,788)
Deutsche Bank	U.S. Dollar	4,525,980	New Zealand Dollar	6,000,000	6/01/11	35,044
Bank of America	U.S. Dollar	5,710,867	South African Rand	42,000,000	4/15/11	487,849
BNP Paribas	U.S. Dollar	5,601,494	South Korean Won	6,300,000,000	5/16/11	129,549
						$38,109

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Short-Term Investments	$3,044,520	$86,697,588	$—	$89,742,108
Derivatives:
Put Options Purchased	193,800	—	—	193,800
Forward Foreign Currency Exchange Contracts*	—	38,109	—	38,109
Total	$3,238,320	$86,735,697	$—	$89,974,017
*	Represents net unrealized appreciation (depreciation).

2	Nuveen Investments

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Options	Put options purchased, at value	$193,800	—	$—
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts*	1,945,907	Unrealized depreciation on forward foreign currency exchange contracts*	1,907,798
Total			$2,139,707		$1,907,798
*	Value represents cumulative gross appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding investments in derivatives) was $88,192,626.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$1,549,482
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$1,549,482

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Global Income & Currency Fund Inc. (GCF) (continued)

March 31, 2011

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(6)	Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

N/R	Not rated.

N/A	Not applicable.

MYR	Malaysian Ringgit

PLN	Polish Zloty

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

4	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Global Income & Currency Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011